Commitments, Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessor operating lease commitments [Abstract]
Revenue	$ 2,868,647	$ 2,671,706	$ 1,926,551
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	162,392	122,249	98,230
Lease Component [Member]
Lessor operating lease commitments [Abstract]
Revenue	92,180	94,078	48,322
Non-Lease Component [Member]
Lessor operating lease commitments [Abstract]
Revenue	40,325	40,358	25,502
Less Than One Year [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	110,715	87,459	65,878
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	42,329	25,830	11,712
Two to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	$ 9,348	$ 8,960	$ 20,640